Common Stock - Additional Information (Details) - shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Common shares, shares authorized (in shares)	600,000,000	136,562,809	175,095,000
Common stock, shares issued (in shares)	98,818,874	48,376,052	17,454,353
Common stock, shares outstanding (in shares)	98,818,874	48,376,052	17,454,353